Subsequent Events	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

Note 8. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to May 29, 2026, the date the financial statements are issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Note 9.     Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements are issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than those discussed below.

First Amendment to the Business Combination Agreement

On January 13, 2026, SPAC, Pubco, the Pubco Subsidiaries, the Company, Seller Related Parties and Astral Horizon, L.P (“Astral”) entered into the First Amendment, and pursuant to which, among other things, the parties thereto agree that:

(i)

Astral and Dragonfly Ventures, L.P, a Cayman Islands exempted limited partnership (“DV”) and Dragonfly Ventures, II L.P, a Cayman Islands exempted limited partnership (“DV II”, and together with DV, “DVs” and together with the Seller “Seller Related Parties”) were added as parties to the Agreement and they agreed to be bound by, and to comply with, the terms and conditions of the Agreement, in the same manner as if they were original signatories thereto;

(ii)

the Company Units held by the DVs are to be treated as the Company Units held by Seller such that, as a result of the Company Merger, the DVs will receive one (1) Pubco Class A Stock and one (1) Pubco Class B Stock for each Company Unit held by the DVs;

(iii)

the Additional Merger Consideration Shares to be issued at Closing will (i) be issued to Astral rather than to Seller as provided in the original version of the Agreement, and (ii) consist of 4,000,000 shares of Pubco Class A Stock only, with no Pubco Class B Stock to be allotted as Additional Consideration because Pubco Class B Stock will be issued to Seller Related Parties;

(iv)

the Representations and Warranties of the Seller are to be made severally but not jointly by the Seller Related Parties and Astral rather than solely by Seller as provided in the original version of the Agreement;

(v)

certain references to the Seller (as specified in the First Amendment) shall be considered as references to the Seller Related Parties, Astral or the Seller Related Parties and/or Astral, as applicable;

(vi)	Exhibit E (Terms of Pubco Stock) to the original version of the Agreement be deleted in its entirety and replaced by the new Exhibit E, in the form attached to the First Amendment.
(vii)	The First Amendment is effective as of October 1, 2025.

Second Amendment to the Business Combination Agreement

On March 17, 2026, MLAC, Pubco, the Pubco Subsidiaries, the Company, the Seller Related Parties, and Astral entered into Amendment No.2 of the Agreement, pursuant to which the parties agreed to postpone the issuance by Pubco to Astral of the 2,000,000 shares of Pubco Class A Stock by thirty (30) calendar days following the closing date of the Agreement.

Mountain Lake Acquisition Corp.
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 13, 2026, Mountain Lake Acquisition Corp. entered into Amendment No. 1 to the Business Combination Agreement (the “Business Combination Agreement Amendment”), effective as of October 1, 2025, which, among other things, added Astral Horizon, L.P. and certain Seller affiliates as parties to the agreement, modified the allocation and form of merger consideration, revised the parties making seller representations and warranties, and replaced Exhibit E to the Business Combination Agreement.